Segment and Entity-wide Disclosures (Tables)	12 Months Ended
Dec. 31, 2023
Segment Reporting [Abstract]
Schedule of Segment Reporting Information, by Segment	The tables below represent the segment information reviewed by the Company's CODM for the year ended December 31, 2023 (in thousands):

	eLMTree	GEH Singapore
Revenue	$411,756	$1,808
Cost of sales	$309,186	$1,237
Depreciation and amortization expense	$5,090	$34
Operating (loss) income	$(43,957)	$204
Interest expense	$4,659	$2
Other income (expense)	$2,253	$(3)
Pre-tax (loss) income from continuing operations	$(47,185)	$198
Income tax benefit	$9,137	$19
Net income (loss)	(38,048)	$217
Long lived assets:
Property plant and equipment	$7,037	$4,841
Right of use assets	$2,412	$5,079
Intangible assets	$43,700	$7,750

Long-Lived Assets by Geographic Areas
The following table reflects the Company's geographic distribution of property, plant, and equipment, net and ROU assets, net (in thousands):

Singapore	$9,920
United Kingdom	6,496
United states	1,495
Rest of World	1,458
$19,369